Shareholders' Equity (Details) $ / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 $ / shares	Nov. 26, 2024 shares	Nov. 01, 2024 $ / shares shares	Jul. 04, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Net proceeds (in Dollars) | €	€ 5,942		€ 3,001	€ 3,679
Number of shares issued to broker	107,500	107,500
Converted amount (in Dollars) | €	€ 916
Number of shares converted	1,732,430	1,732,430
Warrants outstanding	8,869,633	8,869,633	8,869,633
Exercise price (in Dollars per share) | $ / shares		$ 11.5
Fair value of warrants (in Dollars per share) | $ / shares					$ 0.02				$ 0.1
Reserve (in Euro) | €	€ 29,081
Class A Ordinary Shares [Member]
Number of shares outstanding	22,923,368								14,919,017
Par value (in Dollars per share) | $ / shares					$ 0.0001
Number of shares sold	2,345,452	2,345,452	1,103,368
Net proceeds (in Dollars) | $		$ 6,398,264
Number of shares issued in connection with acquisition						3,818,969
Number of shares issued						3,818,969
Series B Preferred Share [Member]
Number of shares issued in connection with acquisition						4,171,327
Convertible promissory notes [Member]
Converted amount (in Dollars) | $		$ 1,010,000.00
Warrants [member] | Class A Ordinary Shares [Member]
Number of shares issued							255,000	13,906
Exercise price (in Dollars per share) | $ / shares							$ 0.14	$ 1.654
Preference shares [member] | Quality Industrial Corp [Member]
Number of shares issued in connection with acquisition	4,171,327
Ordinary shares [member]
Number of shares converted	41,713,270	41,713,270